Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt consists of the following (in thousands):

	March 31, 2014	December 31, 2013
Short-term financing	$965	$2,641
Various notes payable	4,036	4,521

Total long-term debt	5,001	7,162
Less current portion of long-term debt and short-term financing	(2,574)	(4,404)

Long-term debt, net of current portion	$2,427	$2,758

Long-term debt consists of the following (in thousands):

	December 31,
	2013	2012
Short-term financing	$2,641	$1,772
Various notes payable	4,521	6,235
Loan facility	—	9,998
Convertible notes	—	22,500

Total long-term debt	7,162	40,505
Less current portion of long-term debt and short-term financing	(4,404)	(3,675)

Long-term debt	2,758	36,830
Less unamortized discounts	—	(6,504)

Long-term debt, net of discount and current portion	$2,758	$30,326

Future Minimum Principal Payments of Long Term Debt by Year	Future minimum principal payments of long-term debt by year as of December 31, 2013 are as follows (in thousands):

2014	$4,404
2015	1,145
2016	758
2017	538
2018	220
Thereafter	97

$7,162